Fees Summary	Aug. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 599,267,053.19
Previously Paid Amount	0.00
Total Fee Amount	91,747.79
Total Offset Amount	0.00
Net Fee	$ 91,747.79